Dividends - Schedule of Dividend Payable (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Class of Stock Disclosures [Abstract]
Dividend payable – beginning of period	$ 640,344	$ 1,104,231	$ 453,041
Cash dividend declared		640,344	1,231,842
Net changes in foreign exchange impact			672
Cash dividend paid	(640,344)	(1,104,231)	(581,324)
Dividend payable – end of period		$ 640,344	$ 1,104,231